Securities - Summary of Classification of Securities (Details) - CAD ($) $ in Millions	Apr. 30, 2026	Oct. 31, 2025
Schedule of Securities By Classification [Line Items]
Total FVTPL securities	$ 23,250	$ 21,354
Fair value through other comprehensive income	122,176	113,209
Amortized cost	91,678	96,610
Total	444,579	423,476
Interest of trade securities in collateralized mortgage obligations	44,622	32,048
FVTPL securities mandatorily measured at fair value
Schedule of Securities By Classification [Line Items]
Total FVTPL securities	8,121	7,818
FVTPL investment securities held by Insurance subsidiaries designated at fair value
Schedule of Securities By Classification [Line Items]
Total FVTPL securities	15,129	13,536
Trading Securities
Schedule of Securities By Classification [Line Items]
Trading securities	207,475	192,303
Debt securities
Schedule of Securities By Classification [Line Items]
Allowance for credit losses of FVOCI securities	9	6
Allowance for credit losses of amortized cost	$ 4	$ 4